Putnam
Utilities
Growth and
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

4-30-00

[SCALE LOGO OMITTED]


FROM THE CHAIRMAN

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The markets continued to provide their share of challenges and opportunities as your fund closed its books on the first half of fiscal year 2000. In the following report, the fund's managers discuss performance for the period and prospects for the months ahead.

This is the last letter to you and the other shareholders of Putnam Utilities Growth and Income Fund that I will be signing. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. As of July 1, 2000, John Hill will become Chairman. John is currently an independent Trustee and has served on the board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands.

I will become Chairman Emeritus, remain a Putnam shareholder, and stay in close touch with the funds. It has been my privilege to serve you.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 21, 2000


REPORT FROM THE FUND MANAGERS

Jeanne L. Mockard
Krishna K. Memani
and the Credit Team

Shortly before the midpoint of Putnam Utilities Growth and Income Fund's fiscal year on April 30, 2000, a fundamental shift in market dynamics took place. Stocks of companies that make money sprang back into vogue, and utilities began to move back into favor with investors.

This shift may well represent the light at the end of the tunnel, for your fund's performance for the semiannual period has been disappointing. From the standpoint of relative price performance, 1999 was the worst year in 36 years for electric utilities. From November through February, the market continued to favor a narrow band of dot-coms and other high-tech stocks, some of which surged as much as 800%, even though they had never made a profit.

Meanwhile, stocks of many established utilities went almost unnoticed by Wall Street, including many that are positioned for a key role as service providers and innovators. But in March and April, what has been called a virtual crash led to an abrupt swing toward more traditional equities. Utilities stocks began to move counter to the high-tech sector. While the future is not assured, we remain confident that investor interest will continue to broaden and believe utilities stocks will benefit as a result.

Total return for 6 months ended 4/30/00

      Class A           Class B           Class C           Class M
    NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
--------------------------------------------------------------------------
  -0.25%   -6.00%   -0.62%   -5.20%   -0.63%   -1.55%   -0.45%   -3.95%
--------------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Electric utilities         42.7%

Natural gas utilities      21.5%

Telecommunications         12.1%

Regional Bells             11.9%

Combined utilities          3.7%

Footnote reads:
*Based on net assets as of 4/30/00. Holdings will vary over time.


* TELEPHONE UTILITIES ARE CUTTING THE WIRES, CREATING GROWTH

One result of the lack of investor interest in utilities has been an increase in the number of companies spinning off high-growth units whose strength had been largely ignored when they were part of the mature parent company. Among the earliest examples was Sprint (now merging with MCI WorldCom), which spun off its wireless unit, Sprint PCS. In less than a year and a half, Sprint PCS has pulled alongside its parent company in terms of market capitalization.

More recently, AT&T spun off AT&T Wireless. With 12 million subscribers, this company is the second largest wireless carrier in the country. The initial public offering (IPO) of 350 million shares is believed to be the largest IPO in history, and its breadth is likely to make it far less volatile than most other new issues.

Other major telephone utilities are engaged in similar activities. Verizon Wireless, the largest wireless carrier in the United States with 23 million subscribers, is the joint venture between Bell Atlantic and Vodafone. And BellSouth recently announced plans to combine its U.S. wireless operations with SBC Communications, which would give the newly created company a 16 million customer base.

Sprint, SBC, AT&T, Bell Atlantic, and BellSouth have been among your fund's largest holdings for some time, providing a combination of steady growth and current income. We have also taken part in some of the more attractive wireless offerings, including the recent AT&T Wireless IPO, to enable your fund to participate in what we expect to be a huge new growth area in this country.


"The utility industry is one of the best-positioned segments to take advantage of the Internet to deliver information, power and communications to the 'wired' customer base. A number of brokerage firms believe that over $50 billion in value will be created as a result of leveraging the Internet platform to deliver those services over the next decade."

-- David H.M. Baker, CFA "DQE Makes Power Plays," worldlyinvestor.com, April 27, 2000


Since the turn of the last century, the United States has led the world in acceptance of new technologies, but wireless technology has been the exception. As the computer age intensified worldwide demand for high-speed technology, Europeans and other developing nations turned to wireless technology rather than focusing on building their underground network, which was far behind the infrastructure in the United States. As a result, Europe now has an excellent cellular network. If U.S. usage just draws even with Europe, the market will be huge. Add to this the burgeoning market for wireless data transmission through pagers and other hand-held communications systems, and the potential market is even greater.

* DYNAMICS WITHIN GAS AND ELECTRIC INDUSTRIES CONTINUE TO SHIFT

Investing in gas and electric utilities probably will always be a conservative investment strategy because these companies provide vital services that are relatively resistant to economic crosscurrents. However, dynamics within these industries are changing the way we invest in utilities. In the past few years, a combination of deregulation and technological innovation has created new opportunities for growth as well as income from utilities stocks. Now, in addition to looking at earnings based on demographic trends in different parts of the country, we have to look carefully at the quality of management, cash flow, and business diversification within each utility.

Deregulation has meant that many gas and electric utilities have cash available to finance growth. Some are buying back their own stock or paying down debt. Many are restructuring -- divesting some assets, acquiring others, and forming new strategic alliances. Larger companies are buying out smaller ones, crossing geographical boundaries and even going international, with an eye toward enlarging their customer base, strengthening their service offerings, and competing more successfully. Today our goal is to balance your fund's portfolio to benefit from the companies' different business strategies.

* FUND DIGS FOR HIDDEN VALUE

One of our primary strategies is to identify hidden values within utilities companies -- businesses or assets that do not seem to be adequately reflected in the stock's prices. For example, Montana Power Company has a telecommunications unit, and both Edison International and DQE (holding company for Duquesne Power Company) have fiber-optic rings in the cities they service. In addition to providing power, these underground networks position the companies that own them to provide access to other carriers seeking access to wired internet users. Yet the value of these assets does not appear to be recognized in the price of the companies' stock.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Enron Corp.
Natural gas utilities

BellSouth Corp.
Regional Bells

SBC Communications, Inc.
Regional Bells

Bell Atlantic Corp.
Regional Bells

Williams Cos., Inc.
Natural gas utilities

Sprint Corp.
Telecommunications

AT&T Corp.
Telecommunications

Duke Energy Corp.
Electric utilities

GTE Corp.
Regional Bells

El Paso Energy Corp.
Natural gas utilities

Footnote reads:
These holdings represent 25.9% of the fund's net assets as of 4/30/00. Portfolio holdings will vary over time.


Companies like Duke Energy, Texas Utilities, Reliant Energy, and DQE have been working on fuel cell technology and are active in other fast-growing segments of the power industry. If management continues to believe that the market is not giving them credit for these innovations, some of them may become spin-offs or sale candidates, paralleling trends in the telephone industry.

Continued acquisition activity is another by-product of the utility industry's underperformance. Prime targets are companies with strong cash flows and balance sheets, many of which are selling at less than ten times next year's earnings estimates.

* UTILITIES STOCKS PROVIDE PROSPECTS FOR INCOME AS WELL AS GROWTH

This fund is committed to seeking capital appreciation and a steady growth of income, primarily from utilities companies. The pursuit of appreciation traditionally exposes investors to price volatility, while the search for income is usually conducted in calmer waters. In the past, utilities stocks offered higher dividends than stocks in other sectors in order to compensate investors for their relatively slow, steady growth potential. These basic facts have not changed, but the equation has become more complex, adding a stronger growth component to ensure a rising stream of earnings to make future dividend increases possible.

As we move into the second half of the fiscal year, 90% of your fund's portfolio is invested in utilities stocks, with about 7% of assets in high-quality bonds issued by utilities companies. Most of the stocks were selected because they combine growth, income and a lower level of volatility than the broad market. A few were included to allow the fund to participate in some of the new developments in the utilities industry. If the groundswell of interest in undervalued stocks and the demand for high-quality, established companies continues throughout the balance of the fiscal year, as we believe they will, this fund's shareholders should continue to benefit.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/00, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one region or industry and involves more risk than a fund that invests more broadly.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Utilities Growth and Income Fund is designed for capital growth and current income through equity and debt securities issued by public utility companies.


TOTAL RETURN FOR PERIODS ENDED 4/30/00

                        Class A          Class B           Class C           Class M
(inception dates)      (11/19/90)       (4/27/92)         (7/26/99)          (3/1/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months           -0.25%   -6.00%   -0.62%  -5.20%    -0.63%  -1.55%    -0.45%   -3.95%
----------------------------------------------------------------------------------------
1 year              4.29    -1.68     3.51   -1.21      3.52    2.58      3.75     0.08
----------------------------------------------------------------------------------------
5 years           109.01    97.00   101.33   99.33    101.23  101.23    104.20    97.03
Annual average     15.89    14.52    15.02   14.79     15.01   15.01     15.35    14.53
----------------------------------------------------------------------------------------
Life of fund      202.12   184.70   181.51  181.51    181.49  181.49    188.61   178.35
Annual average     12.41    11.71    11.57   11.57     11.57   11.57     11.87    11.44
----------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/00

                                   Standard & Poor's         Consumer
                                     Utility Index          price index
-------------------------------------------------------------------------
6 months                                  8.65%                1.84%
-------------------------------------------------------------------------
1 year                                    7.76                 3.01
-------------------------------------------------------------------------
5 years                                  99.39                12.71
Annual average                           14.80                 2.42
-------------------------------------------------------------------------
Life of fund                            191.27                27.95
Annual average                           12.02                 2.65
-------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 4/30/00

                          Class A     Class B     Class C     Class M
-----------------------------------------------------------------------------------
Distributions (number)       2           2           2           2
-----------------------------------------------------------------------------------
Income                    $0.230      $0.174      $0.200      $0.195
-----------------------------------------------------------------------------------
Capital gains
  Long-term                0.845       0.845       0.845       0.845
-----------------------------------------------------------------------------------
  Short-term                 --          --          --          --
-----------------------------------------------------------------------------------
  Total                   $1.075      $1.019      $1.045      $1.040
-----------------------------------------------------------------------------------
Share value:            NAV     POP      NAV         NAV    NAV     POP
-----------------------------------------------------------------------------------
10/31/99               $14.06  $14.92  $13.98      $14.04  $14.03  $14.54
-----------------------------------------------------------------------------------
4/30/00                 12.90   13.69   12.83       12.86   12.88   13.35
-----------------------------------------------------------------------------------
Current return (end of period)
-----------------------------------------------------------------------------------
Current dividend rate1   3.57%   3.36%   2.68%       3.11%   3.04%   2.94%
-----------------------------------------------------------------------------------
Current 30-day
SEC yield2               2.82    2.66    2.08        2.09    2.33    2.25
-----------------------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.





TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                       Class A           Class B           Class C           Class M
(inception dates)     (11/19/90)        (4/27/92)         (7/26/99)          (3/1/95)
                     NAV      POP      NAV     CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------------------
6 months            1.84%   -4.02%    1.33%   -3.35%    1.37%    0.44%    1.49%   -2.05%
----------------------------------------------------------------------------------------
1 year              9.91     3.60     9.04     4.07     9.00     8.01     9.35     5.55
----------------------------------------------------------------------------------------
5 years           111.22    99.01   103.48   101.48   103.20   103.20   106.59    99.37
Annual average     16.13    14.76    15.27    15.04    15.24    15.24    15.62    14.80
----------------------------------------------------------------------------------------
Life of fund      198.14   180.95   177.78   177.78   177.77   177.77   184.80   174.67
Annual average     12.38    11.67    11.53    11.53    11.53    11.53    11.83    11.40
----------------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

Standard & Poor's Utilities Index is an unmanaged list of 40 utility stocks. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends but are not adjusted for commissions or other costs. Because the fund is a managed portfolio investing in common stocks and fixed-income securities, the securities it owns will not match those in the index. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
April 30, 2000 (Unaudited)


COMMON STOCKS (91.0%) (a)
NUMBER OF SHARES                                                                                              VALUE
Cable Television (0.4%)
-------------------------------------------------------------------------------------------------------------------
            102,800 Adelphia Communications Corp. Class A (NON)                                    $      5,095,025

Combined Utilities (3.7%)
-------------------------------------------------------------------------------------------------------------------
             98,000 American Water Works, Inc.                                                            2,223,375
            610,300 Constellation Energy Group                                                           20,178,044
            620,000 Iberdola S.A. (Spain) (NON)                                                           7,952,989
            705,000 Korea Electric Power Corp. (South Korea)                                             20,651,194
                                                                                                   ----------------
                                                                                                         51,005,602

Communications Equipment (0.5%)
-------------------------------------------------------------------------------------------------------------------
            126,900 Tellabs, Inc. (NON)                                                                   6,955,706

Electric Utilities (38.0%)
-------------------------------------------------------------------------------------------------------------------
            147,000 Ameren Corp.                                                                          5,393,063
            107,400 Calpine Corp. (NON)                                                                   9,827,100
            498,300 Carolina Power & Light Co.                                                           18,219,094
            196,000 CH Energy Group, Inc.                                                                 6,455,750
             25,000 Chilectra S.A. 144A ADR (Chile)                                                         439,063
            572,900 Cinergy Corp.                                                                        15,325,075
            146,700 CMS Energy Corp.                                                                      2,787,300
            122,377 Companhia Energetica de Minas Gerais ADR (Brazil)                                     1,820,358
            313,500 Companhia Paranaense de Energia-Copel ADR (Brazil)                                    2,312,063
            350,100 Conectiv, Inc.                                                                        6,214,275
            294,000 Consolidated Edison, Inc.                                                            10,345,125
            311,800 Dominion Resources, Inc.                                                             14,031,000
            576,500 DPL, Inc.                                                                            13,403,625
            194,000 DQE, Inc.                                                                             7,420,500
            521,100 Duke Energy Corp.                                                                    29,963,250
            904,400 Edison International                                                                 17,240,125
            297,000 El Paso Electric Co.                                                                  3,285,563
             19,249 Eletropaulo Metropolitana S.A. (Brazil)                                               1,108,496
             17,000 Empresa Bandeirante de Energia S.A. (Brazil) (NON)                                      125,194
             17,000 Empresa Metropolitana de Aguas Energia S.A. (Brazil)                                     38,782
             17,000 Empresa Paulista de Transmissao de Energia Electrica S.A. (Brazil)                      160,022
            130,000 Endesa S.A. (Spain)                                                                   2,819,846
            594,800 Energy East Corp.                                                                    12,416,450
            888,700 Entergy Corp.                                                                        22,606,306
            245,000 Florida Progress Corp.                                                               12,005,000
            338,200 FPL Group, Inc.                                                                      15,282,413
            339,100 GPU, Inc.                                                                             9,515,994
             98,000 Hawaiian Electric Industries, Inc.                                                    3,626,000
            198,000 IPALCO Enterprises, Inc.                                                              4,046,625
            178,200 LG&E Energy Corp.                                                                     4,154,288
             10,000 Light Participacoes, S.A. (Brazil)                                                       24,363
            180,800 Montana Power Co.                                                                     7,966,500
            392,000 New Century Energies, Inc.                                                           12,789,000
            495,000 Niagara Mohawk Holdings Inc.                                                          6,868,125
            659,600 NiSource, Inc.                                                                       12,202,600
            319,100 Northeast Utilities Co.                                                               6,860,650
            450,800 OGE Energy Corp.                                                                      8,931,475
            935,500 PG&E Corp.                                                                           24,264,531
            263,400 Peco Energy Co.                                                                      10,980,488
            222,200 Pinnacle West Capital Corp.                                                           7,804,775
            496,000 Potomac Electric Power Co.                                                           11,625,000
            392,000 PPL Corp.                                                                             9,359,000
            415,800 Public Service Company of New Mexico                                                  7,484,400
            270,400 Puget Sound Energy, Inc.                                                              6,422,000
            829,500 Reliant Energy, Inc.                                                                 22,085,438
            392,000 Scana Corp.                                                                          10,143,000
          2,039,280 Scottish Power PLC (United Kingdom)                                                  16,275,820
          7,500,000 Shandong International Power Development Co. Ltd. (China)                               760,688
            552,200 Sierra Pacific Resources                                                              8,352,025
            121,700 Southern Co.                                                                          3,034,894
            364,300 Teco Energy, Inc.                                                                     7,969,063
            692,600 Texas Utilities Co.                                                                  23,331,963
            490,000 Unicom Corp.                                                                         19,477,500
            300,000 Union Electrica Fenosa S.A. (Spain)                                                   5,746,421
             98,000 UniSource Energy Corp.                                                                1,592,500
            171,600 United Illuminating Co.                                                               7,893,600
            220,600 Utilicorp United, Inc.                                                                4,246,550
             65,000 Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany)                               3,211,623
            448,500 Wisconsin Energy Corp.                                                                9,586,688
                                                                                                   ----------------
                                                                                                        529,678,425

Natural Gas Utilities (20.8%)
-------------------------------------------------------------------------------------------------------------------
            372,400 AGL Resources, Inc.                                                                   6,517,000
            127,600 Atmos Energy Corp.                                                                    2,025,650
            215,600 Cascade Natural Gas Corp.                                                             3,476,550
             50,900 Coastal Corp.                                                                         2,554,544
            328,300 Columbia Gas System, Inc.                                                            20,600,825
            320,700 Dynegy, Inc.                                                                         20,985,806
            576,600 El Paso Energy Corp.                                                                 24,505,500
            578,000 Energen Corp.                                                                        10,584,625
            647,500 Enron Corp.                                                                          45,122,656
            196,100 Equitable Resources, Inc.                                                             9,094,138
            373,400 KeySpan Corp.                                                                        10,968,625
            132,800 Kinder Morgan, Inc.                                                                   4,025,500
            143,500 Laclede Gas Co.                                                                       2,816,188
            147,000 MCN Corp.                                                                             3,665,813
            205,500 National Fuel Gas Co.                                                                 9,748,406
             68,600 New Jersey Resources Corp.                                                            2,761,150
            294,000 NICOR Inc.                                                                            9,959,250
            494,800 Northwest Natural Gas Co.                                                            10,885,600
            225,700 NUI Corp.                                                                             6,037,475
            100,000 ONEOK, Inc.                                                                           2,525,000
            196,000 Peoples Energy Corp.                                                                  6,088,250
            196,000 Piedmont Natural Gas Co., Inc.                                                        5,537,000
             68,600 Providence Energy Corp.                                                               2,735,425
            196,000 Questar Corp.                                                                         3,687,250
            814,300 Sempra Energy                                                                        15,115,444
             26,900 South Jersey Industries, Inc.                                                           719,575
             98,000 Southwest Gas Corp.                                                                   1,868,125
            198,000 Transportadora de Gas del Sur ADR (Argentina)                                         1,608,750
             91,500 Vectren Corp.                                                                         1,841,438
            196,000 Washington Gas Light Co.                                                              5,022,500
          1,032,300 Williams Cos., Inc.                                                                  38,517,694
                                                                                                   ----------------
                                                                                                        291,601,752

Power Producers (--%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Centrais Geradoras do Sul do Brasil S.A. (Brazil) (NON)                                  90,255

Regional Bells (11.8%)
-------------------------------------------------------------------------------------------------------------------
            668,400 Bell Atlantic Corp.                                                                  39,602,700
            907,600 BellSouth Corp.                                                                      44,188,775
            393,000 GTE Corp.                                                                            26,625,750
            959,500 SBC Communications, Inc.                                                             42,038,094
            161,600 U S West, Inc.                                                                       11,503,900
                                                                                                   ----------------
                                                                                                        163,959,219

Technology Services (1.6%)
-------------------------------------------------------------------------------------------------------------------
            491,000 Convergys Corp. (NON)                                                                21,604,000

Telecommunications (11.3%)
-------------------------------------------------------------------------------------------------------------------
             49,500 Allegiance Telecom, Inc. (NON)                                                        3,502,125
            169,900 ALLTEL Corp.                                                                         11,319,588
            670,800 AT&T Corp.                                                                           31,317,975
            389,300 AT&T Wireless Group (NON)                                                            12,384,606
             25,000 France Telecom S.A. (France)                                                          3,868,221
            111,100 Global Crossing Ltd. (NON)                                                            3,499,650
            293,000 Hellenic Telecommunication Organization SA GDR (Greece)                               3,424,438
             70,300 ICG Communications, Inc. (NON)                                                        2,091,425
             83,200 Nextel Communications, Inc. Class A (NON)                                             9,105,200
             58,800 Sonera Group Oyj (Finland)                                                            3,234,032
            624,700 Sprint Corp.                                                                         38,419,050
            124,700 Sprint Corp. (PCS Group) (NON)                                                        6,858,500
             12,000 Tele Celular Sul Participacoes S.A. (Brazil)                                            463,500
             39,400 Tele Centro Oeste Celular Participacoes ADR (Brazil)                                    453,100
             24,000 Tele Centro Sul Participacoes S.A. (Brazil)                                           1,530,000
              2,400 Tele Leste Celular Participacoes S.A. (Brazil)                                           98,400
              5,900 Tele Nordeste Celular Participacoes S.A. ADR (Brazil)                                   306,800
              2,400 Tele Norte Celular Participacoes S.A. ADR (Brazil)                                      109,650
             24,000 Tele Sudeste Celular Participacoes S.A. ADR (Brazil)                                  1,026,000
            100,000 Telecom Argentina S.A. ADR (Argentina)                                                2,793,750
             20,000 Telefonica de Argentina S.A. ADR (Argentina)                                            702,500
            250,000 Telefonica del Peru S.A. ADR (Peru)                                                   3,781,250
              6,000 Telemig Celular Participacoes S.A. ADR (Brazil)                                         351,000
             48,000 Telesp Celular Participacoes S.A. ADR (Brazil)                                        2,118,000
            120,000 Telesp-Telecomunicacoes de Sao Paulo S.A. (Brazil)                                    3,030,000
          1,290,000 Vodafone AirTouch Plc (United Kingdom)                                                5,896,126
             44,500 VoiceStream Wireless Corp. (NON)                                                      4,405,500
             15,700 Williams Communications Group, Inc. (NON)                                               580,900
                                                                                                   ----------------
                                                                                                        156,671,286

Telephone (2.9%)
-------------------------------------------------------------------------------------------------------------------
            243,500 Broadwing, Inc.                                                                       6,894,094
            178,200 Cable & Wireless Plc ADR (United Kingdom)                                             8,798,625
                670 Nippon Telegraph and Telephone Corp. (Japan)                                          8,297,597
            100,000 Philippine Long Distance Telephone Co. ADR (Philippines)                              1,843,750
            400,000 Portugal Telecom S.A. ADR (Portugal)                                                  4,550,000
            300,000 PT Indosat ADR (Indonesia)                                                            3,993,750
            215,500 PT Telekomunikasi Indonesia ADR (Indonesia)                                           1,858,688
            127,100 Telecom Corp. of New Zealand Ltd. ADR (New Zealand)                                   4,313,456
            120,000 Telecomunicacoes Brasileiras S.A. (Brazil)                                                3,322
                                                                                                   ----------------
                                                                                                         40,553,282
                                                                                                   ----------------
                    Total Common Stocks (cost $1,035,488,474)                                      $  1,267,214,552

CORPORATE BONDS AND NOTES (7.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE

Electric Utilities (4.7%)
-------------------------------------------------------------------------------------------------------------------
         $3,000,000 Arizona Public Service Co. notes 6 1/4s, 2005                                    $    2,764,830
          3,000,000 Australian Gas & Light Co.144A sr. notes 6 3/8s, 2003
                    (Australia)                                                                           2,861,460
          1,200,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                  1,122,000
          3,000,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                    2,975,713
          2,800,000 CMS Energy Corp. pass-through certificates 7s, 2005                                   2,539,544
          1,500,000 Connecticut Light & Power Co. 1st mtge. Ser. D, 7 7/8s, 2024                          1,498,170
          4,000,000 Consolidated Edison, Inc. deb. 6.45s, 2007                                            3,670,240
          2,535,000 DPL, Inc. 144A sr. notes 8 1/4s, 2007                                                 2,532,719
          3,020,000 Edison Mission Energy 144A sr. notes 7.73s, 2009                                      2,870,510
          4,000,000 Hydro Quebec local government guaranty Ser. HY, 8.4s, 2022
                    (Canada)                                                                              4,282,240
          4,000,000 Kansas Gas & Electric deb. 8.29s, 2016                                                3,120,000
          3,000,000 Niagara Mohawk Power Corp. sr. notes Ser. G, 7 3/4s, 2008                             2,861,010
          2,876,000 Otter Tail Power Co. 1st mtge. 7 1/4s, 2002                                           2,868,724
          4,000,000 PG&E Gas Transmission Northwest sr. notes 7.1s, 2005                                  3,866,120
          5,000,000 Public Service Co. of Colorado coll. trust 6 3/8s, 2005                               4,650,450
          3,500,000 Sierra Pacific Power Co. med. term notes Ser. C, 6.82s, 2006                          3,381,665
          2,725,000 Southern Investments Service Co. sr. notes 6.8s, 2006
                    (United Kingdom)                                                                      2,507,273
          1,350,000 Teco Energy, Inc. notes 5.54s, 2001                                                   1,312,605
          5,000,000 Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                                4,719,800
          3,400,000 TXU Electrical Capital company guaranty 8.175s, 2037                                  3,079,924
          4,500,000 Utilicorp United, Inc. sr. notes 8.2s, 2007                                           4,434,705
          4,000,000 Western Resources, Inc. sr. notes 6 7/8s, 2004                                        3,157,240
                                                                                                   ----------------
                                                                                                         67,076,942

Natural Gas Utilities (0.7%)
-------------------------------------------------------------------------------------------------------------------
          3,060,000 Coastal Corp. deb. 6 1/2s, 2008                                                       2,767,158
          3,500,000 Columbia Gas System, Inc. notes Ser. E, 7.32s, 2010                                   3,254,195
          3,500,000 Southwest Gas Corp. deb. 7 1/2s, 2006                                                 3,412,640
                                                                                                   ----------------
                                                                                                          9,433,993

Oil & Gas (0.2%)
-------------------------------------------------------------------------------------------------------------------
            640,000 KN Capital Trust III company guaranty 7.63s, 2028                                       493,568
          2,500,000 Louis Dreyfus Natural Gas notes 6 7/8s, 2007                                          2,197,125
                                                                                                   ----------------
                                                                                                          2,690,693

Power Producers (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 CalEnergy, Inc. sr. notes 7.63s, 2007                                                 1,917,860
            445,000 Midland Funding II Corp. deb. Ser. A, 11 3/4s, 2005                                     478,504
                                                                                                   ----------------
                                                                                                          2,396,364

Regional Bells (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,800,000 U S West, Inc. notes 5 5/8s, 2008                                                     1,541,070

Telecommunications (0.8%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Bell Atlantic Corp. deb. 7 7/8s, 2029                                                 5,009,600
          4,000,000 Century Telephone Enterprises, Inc. deb. Ser. G, 6 7/8s, 2028                         3,321,880
          3,000,000 Sprint Capital Corp. company guaranty 6.9s, 2019                                      2,688,480
                                                                                                   ----------------
                                                                                                         11,019,960

Utilities (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,400,398 Salton Sea Funding Corp. company guaranty Ser. E, 8.3s, 2011                          1,383,313

Water Utilities (0.2%)
-------------------------------------------------------------------------------------------------------------------
          2,500,000 Pennsylvania American Water Co. 144A mtge. 7.8s, 2026                                 2,319,850
                                                                                                   ----------------
                    Total Corporate Bonds and Notes (cost $106,502,782)                            $     97,862,185

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (1.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE

U.S. Treasury Obligations (1.2%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         $5,795,000 6 1/8s, August 15, 2029                                                        $      5,809,249
          1,560,000 5 1/4s, November 15, 2028                                                             1,367,683
                    U.S. Treasury Notes
          3,585,000 6s, August 15, 2009                                                                   3,502,079
          6,135,000 5 7/8s, November 15, 2004                                                             5,972,975
                                                                                                   ----------------
                    Total U.S. Government and Agency Obligations
                    (cost $16,171,260)                                                             $     16,651,986

PREFERRED STOCKS (0.2%) (a) (cost $2,500,000)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              2,500 Centaur Funding Corp 144A 9.08% pfd. (Cayman Islands)                          $      2,579,825

SHORT-TERM INVESTMENTS (0.5%) (a) (cost $6,525,000)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $6,525,000 Interest in $434,310,000 joint repurchase agreement dated
                      April 28, 2000 with Salomon, Smith Barney Inc. due
                      May 1, 2000 with respect to various U.S. Treasury
                      obligations -- maturity value of $6,528,105 for an effective
                      yield of 5.71%                                                               $      6,525,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,167,187,516) (b)                                    $  1,390,833,548
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,392,592,798.

  (b) The aggregate identified cost on a tax basis is $1,167,225,917, resulting in gross unrealized appreciation and depreciation of $304,670,746 and $81,063,115, respectively, or net unrealized appreciation of $223,607,631.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American
      Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
April 30, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,167,187,516) (Note 1)                                    $1,390,833,548
-------------------------------------------------------------------------------------------
Cash                                                                              2,845,244
-------------------------------------------------------------------------------------------
Dividends, interest, and other receivables                                        6,965,777
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            1,204,236
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   11,427,562
-------------------------------------------------------------------------------------------
Total assets                                                                  1,413,276,367

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 14,882,332
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        2,682,731
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      2,124,970
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          248,465
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        69,398
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,471
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              500,315
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              173,887
-------------------------------------------------------------------------------------------
Total liabilities                                                                20,683,569
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,392,592,798

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,024,729,708
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (3,921,336)
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                          148,143,212
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                    223,641,214
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,392,592,798

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,055,590,472 divided by 81,824,331 shares)                                        $12.90
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.90)*                              $13.69
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($322,975,036 divided by 25,178,488 shares)**                                        $12.83
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,946,184 divided by 151,356 shares)**                                             $12.86
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($12,081,106 divided by 938,173 shares)                                              $12.88
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.88)*                              $13.35
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS
Six months ended April 30, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $174,777)                                    $  23,532,983
-------------------------------------------------------------------------------------------
Interest income                                                                   4,896,798
-------------------------------------------------------------------------------------------
Total investment income                                                          28,429,781

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  4,456,169
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      823,538
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    20,340
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,682
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,232,327
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             2,199,420
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 5,608
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                47,175
-------------------------------------------------------------------------------------------
Reports to shareholders                                                              34,126
-------------------------------------------------------------------------------------------
Auditing                                                                             25,160
-------------------------------------------------------------------------------------------
Legal                                                                                 5,740
-------------------------------------------------------------------------------------------
Postage                                                                              62,506
-------------------------------------------------------------------------------------------
Other                                                                               227,995
-------------------------------------------------------------------------------------------
Total expenses                                                                    9,148,786
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (166,365)
-------------------------------------------------------------------------------------------
Net expenses                                                                      8,982,421
-------------------------------------------------------------------------------------------
Net investment income                                                            19,447,360
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                144,659,527
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                          (7,815)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                              (4,818)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                   (175,918,298)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (31,271,404)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                         $ (11,824,044)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         April 30       October 31
                                                                            2000*             1999
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   19,447,360   $   39,572,519
--------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                         144,651,712      100,076,533
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                         (175,923,116)      (1,483,956)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                             (11,824,044)     138,165,096
--------------------------------------------------------------------------------------------------
Distributions to shareholders:
--------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                           (17,216,696)     (26,121,521)
--------------------------------------------------------------------------------------------------
    Class B                                                            (5,927,473)     (13,132,573)
--------------------------------------------------------------------------------------------------
    Class C                                                               (17,383)          (2,658)
--------------------------------------------------------------------------------------------------
    Class M                                                              (185,916)        (321,778)
--------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                           (60,522,505)     (26,541,014)
--------------------------------------------------------------------------------------------------
    Class B                                                           (31,938,939)     (22,155,372)
--------------------------------------------------------------------------------------------------
    Class C                                                               (45,970)              --
--------------------------------------------------------------------------------------------------
    Class M                                                              (810,484)        (451,441)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                     (60,664,614)     (13,624,081)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              (189,154,024)      35,814,658

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,581,746,822    1,545,932,164
--------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income
of $3,921,336 and $21,228, respectively)                           $1,392,592,798   $1,581,746,822
--------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS  A
-------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.06       $13.62       $12.49       $11.63       $10.40        $9.06
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .19(c)       .39(c)       .37(c)       .41          .44          .43
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.27)         .87         2.14         1.67         1.25         1.38
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.08)        1.26         2.51         2.08         1.69         1.81
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.39)        (.38)        (.41)        (.44)        (.46)
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.85)        (.43)       (1.00)        (.81)        (.02)        (.01)
-------------------------------------------------------------------------------------------------------------
Total distributions                    (1.08)        (.82)       (1.38)       (1.22)        (.46)        (.47)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.90       $14.06       $13.62       $12.49       $11.63       $10.40
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (0.25)*       9.49        21.06        19.16        16.57        20.71
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,055,590   $1,000,789     $825,884     $653,205     $618,417     $593,226
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .52*        1.00         1.05         1.05         1.11         1.12
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.46*        2.80         2.87         3.41         3.97         4.53
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 18.75*       17.58        23.64        53.63        64.53        67.60
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            April 30
operating performance               (Unaudited)                       Year ended October 31
-------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $13.98       $13.54       $12.42       $11.57       $10.36        $9.02
-------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------
Net investment income                    .14(c)       .28(c)       .28(c)       .32          .36          .36
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.27)         .87         2.12         1.66         1.23         1.39
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.13)        1.15         2.40         1.98         1.59         1.75
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                       (.17)        (.28)        (.28)        (.32)        (.36)        (.39)
-------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.85)        (.43)       (1.00)        (.81)        (.02)        (.02)
-------------------------------------------------------------------------------------------------------------
Total distributions                    (1.02)        (.71)       (1.28)       (1.13)        (.38)        (.41)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.83       $13.98       $13.54       $12.42       $11.57       $10.36
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (0.62)*       8.69        20.19        18.28        15.57        19.92
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $322,975     $566,426     $706,220     $659,594     $615,309     $578,505
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .89*        1.75         1.80         1.80         1.86         1.87
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.08*        2.06         2.13         2.66         3.22         3.77
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 18.75*       17.58        23.64        53.63        64.53        67.60
-------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------
                                     Six months
                                       ended        For the period
Per-share                            April 30       July 26, 1999+
operating performance               (Unaudited)     to October 31
-------------------------------------------------------------------
                                        2000            1999
-------------------------------------------------------------------
Net asset value,
beginning of period                   $14.04          $14.34
-------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------
Net investment income                    .14(c)          .07
-------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.27)           (.26)
-------------------------------------------------------------------
Total from
investment operations                   (.13)           (.19)
-------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------
From net
investment income                       (.20)           (.11)
-------------------------------------------------------------------
From net realized gain
on investments                          (.85)             --
-------------------------------------------------------------------
Total distributions                    (1.05)           (.11)
-------------------------------------------------------------------
Net asset value,
end of period                         $12.86          $14.04
-------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (0.63)*         (1.33)*
-------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,946            $486
-------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .89*            .47*
-------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.11*            .53*
-------------------------------------------------------------------
Portfolio turnover (%)                 18.75*          17.58
-------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended                                                      For the period
Per-share                             April 30                                                     March 1, 1995+
operating performance               (Unaudited)                 Year ended October 31              to October 31
-----------------------------------------------------------------------------------------------------------------
                                        2000         1999         1998         1997         1996         1995
-----------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $14.03       $13.60       $12.47       $11.61       $10.38         $9.14
-----------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------
Net investment income                    .16(c)       .32(c)       .32(c)       .36          .38(c)        .31
-----------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              (.27)         .86         2.13         1.67         1.26          1.26
-----------------------------------------------------------------------------------------------------------------
Total from
investment operations                   (.11)        1.18         2.45         2.03         1.64          1.57
-----------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.32)        (.32)        (.36)        (.39)         (.33)
-----------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          (.85)        (.43)       (1.00)        (.81)        (.02)           --
-----------------------------------------------------------------------------------------------------------------
Total distributions                    (1.04)        (.75)       (1.32)       (1.17)        (.41)         (.33)
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $12.88       $14.03       $13.60       $12.47       $11.61        $10.38
-----------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 (0.45)*       8.87        20.54        18.62        16.12         17.50*
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $12,081      $14,045      $13,828      $11,871       $6,438        $1,917
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .77*        1.50         1.55         1.55         1.63          1.13*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.21*        2.30         2.40         2.89         3.37          2.36*
-----------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                 18.75*       17.58        23.64        53.63        64.53         67.60
-----------------------------------------------------------------------------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
April 30, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Utilities Growth and Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital growth and current income primarily through investments in equity and debt securities issued by public utility companies.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended April 30, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. Capital gains distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 2000, fund expenses were reduced by $166,365 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,797 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $81,904 and $2,112 from the sale of class A and class M shares, respectively, and received $459,530 and $50 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 2000, Putnam Mutual Funds Corp., acting as underwriter received $408,740 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended April 30, 2000, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $255,092,841 and $416,562,861, respectively. Purchases and sales of U.S. government obligations aggregated $15,629,325 and $5,733,078, respectively.

Note 4
Capital shares

At April 30, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 17,036,151        $217,181,615
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                5,551,769          69,015,103
---------------------------------------------------------------------------
                                            22,587,920         286,196,718

Shares
repurchased                                (11,947,601)       (152,259,617)
---------------------------------------------------------------------------
Net increase                                10,640,319        $133,937,101
---------------------------------------------------------------------------

                                               Year ended October 30, 1999
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 21,070,668        $292,763,822
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,273,972          44,985,658
---------------------------------------------------------------------------
                                            24,344,640         337,749,480

Shares
repurchased                                (13,803,092)       (190,502,654)
---------------------------------------------------------------------------
Net increase                                10,541,548        $147,246,826
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,795,269       $  48,386,206
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,734,280          33,811,785
---------------------------------------------------------------------------
                                             6,529,549          82,197,991

Shares
repurchased                                (21,869,213)       (277,450,251)
---------------------------------------------------------------------------
Net decrease                               (15,339,664)      $(195,252,260)
---------------------------------------------------------------------------

                                               Year ended October 30, 1999
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                 12,150,847       $ 166,621,532
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,277,330          31,123,451
---------------------------------------------------------------------------
                                            14,428,177         197,744,983

Shares
repurchased                                (26,058,917)       (358,881,466)
---------------------------------------------------------------------------
Net decrease                               (11,630,740)      $(161,136,483)
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    117,813          $1,500,170
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    4,250              52,772
---------------------------------------------------------------------------
                                               122,063           1,552,942

Shares
repurchased                                     (5,361)            (66,755)
---------------------------------------------------------------------------
Net increase                                   116,702          $1,486,187
---------------------------------------------------------------------------

                                                 Period from July 26, 1999
                                              (commencement of operations)
                                                   through October 31,1999
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     35,541            $495,931
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      156               2,144
---------------------------------------------------------------------------
                                                35,697             498,075

Shares
repurchased                                     (1,043)            (14,414)
---------------------------------------------------------------------------
Net increase                                    34,654            $483,661
---------------------------------------------------------------------------

                                           Six months ended April 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    128,355          $1,644,436
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   72,696             902,863
---------------------------------------------------------------------------
                                               201,051           2,547,299

Shares
repurchased                                   (263,670)         (3,382,941)
---------------------------------------------------------------------------
Net decrease                                   (62,619)         $ (835,642)
---------------------------------------------------------------------------

                                               Year ended October 30, 1999
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    471,019          $6,492,394
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   48,716             668,557
---------------------------------------------------------------------------
                                               519,735           7,160,951

Shares
repurchased                                   (535,946)         (7,379,036)
---------------------------------------------------------------------------
Net decrease                                   (16,211)         $ (218,085)
---------------------------------------------------------------------------


FUND INFORMATION

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President

Jeanne L. Mockard
Vice President and Fund Manager

Krishna Memani
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Utilities Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


SA026  61442  840/884/869  6/00